Expense Example, No Redemption {- Franklin Growth Fund} - Franklin Custodian Funds-31 - Franklin Growth Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 160
3 Years	498
5 Years	860
10 Years	$ 1,878